Property and Equipment - Additional Information (Detail) - CAD ($) $ in Thousands	Mar. 28, 2026	Mar. 29, 2025
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 76,509	$ 72,425
Gross fixed assets write down	53,342	47,045
Assets Held under Capital Leases [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	4,900	9,100
Property and plant under capital lease arrangement, net book value	3,900	7,600
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	42,951	39,719
Gross fixed assets write down	$ 0	$ 1,500